Shareholders' Equity	12 Months Ended
Jan. 31, 2022
Shareholders' Equity

(18) Shareholders’ Equity

Skillsoft Corp. (Successor)

Capitalization

As of January 31, 2022, the Company’s authorized share capital consisted of 375,000,000 shares of Class A common stock, 3,840,000 shares of Class C common stock and 10,000,000 shares of preferred stock, with a par value $0.0001 each. As of January 31, 2022, 133,258,027 shares of Class A common stock were issued and outstanding.

The number of authorized shares of Class A common stock or preferred stock authorized for issuance may be increased by the affirmative vote of the holders of a majority in voting power of the Company’s capital stock entitled to vote thereon. Except as required by law, holders of share of Class C common stock are not entitled to vote any such shares.

Subject to applicable law, the Company may declare dividends to be paid ratably to holders of Class A common stock out of the Company’s assets that are legally available to be distributed as dividends in the discretion of the Company’s board of directors. Holders of Class C common stock are generally not entitled to dividends.

Software Luxembourg Holding S.A. (Predecessor (SLH))

Reorganization

On August 27, 2020 Pointwell (which had been a direct wholly owned subsidiary of Evergreen Skills Lux S.à r.l.), and certain of its subsidiaries, completed a reorganization. As a result of the reorganization, ownership of Pointwell was transferred to the Company’s lenders and no consideration or right to future consideration was provided to the former equity holders of Pointwell. In addition, the shared-based compensation plans, described below were cancelled with no consideration provided.

In Settlement of Predecessor (PL)’s first and second lien debt obligations, the holders of Predecessor (PL)’s first lien received a total of 3,840,000 of Class A common shares. The Predecessor (PL)’s second lien holders received a total of 160,000 of Class B common shares and a total of 705,882 warrants to purchase additional common shares. The predecessor warrants were valued using a probability-based approach that considered management’s estimate of the probability of (i) a sale of the company that met certain conditions that caused the warrants to be cancelled for no consideration, (ii) a sale of the company that did not meet certain conditions that caused the warrants to be cancelled for no consideration and (iii) warrants being held to maturity, with the last two scenarios utilizing a Black-Scholes model to estimate fair value.

The warrants included a provison whereby, in the event of a  sale of the Company meeting certain conditions (“Favored Sale”), the warrants would be cancelled for no consideration, however, in such an event, the holders of Class B shares would receive a higher share of any consideration paid in the form of common stock by the acquiring company. The conditions of the Favored Sale were established in anticipation of a Churchill merger and mirror the ultimate agreement executed on October 12, 2020. The Board of Directors and required level of warrant holders amended the warrants such that the deadline a Favored Sale to occur was extended to October 12, 2020. An amendment to extend the date by which a Favored Sale could occur represented a modification to both the warrants and the participation right held by the Class B holders. Management measured the impact of the modification to both the freestanding warrants and the participation right held by the Class B holders by comparing their fair values immediately before and after the modification. The net impact of the increase in the value of the participation right held by Class B stockholders, of $13.3 million, and the decrease in the value of the warrants, of $7.4 million, is reflected as a decrease of $5.9 million in earnings attributable to Class A common stockholders and an increase to $5.9 million earnings attributable to Class B common stockholders for earnings per share purposes. The $7.4 million decrease in the value of warrants is reflected as a capital contribution and is reflected as an increase to additional-paid-in-capital in the period from August 28, 2020 through January 31, 2021 (Predecessor SLH).

As a result of the Skillsoft Merger, the warrants were terminated for no consideration on June 11, 2021.

Share Capital

As of January 31, 2021 Predecessor (SLH)’s authorized share capital consisted of 1,000,000,000 common shares with a par value $0.01 each. This consists of 800,000,000 Class A shares and 200,000,000 Class B shares. As of January 31, 2021, 4,000,000 common shares were issued and outstanding. This consists of 3,840,000 Class A shares and 160,000 Class B shares.

Any amendment to the share capital of the Predecessor (SLH) shall be voted upon by the extraordinary general meeting of shareholders upon approval by a majority of the shareholders representing three quarters of the share capital at least. The Predecessor has no authorized share capital which would enable its board of managers to increase the share capital. Each share of the Predecessor is entitled to one vote at ordinary and extraordinary general meetings. The amendments to the articles of association of the Predecessor require the approval of a majority of shareholders representing three quarters of the share capital at least. In case the Predecessor shall have only one single shareholder, the sole shareholder exercises all the powers granted to the general meeting of shareholders.

Any legally available amounts to be distributed by Predecessor (SLH) in or in respect of any financial period (the Predecessor (SLH)’s financial year starts on the first of February and ends on the thirty-first of January) may be distributed amongst the holders of shares in proportion to the number of shares held by them. Any decision to distribute legally available amounts shall be adopted either by the board of managers or the general meeting of shareholders of the Predecessor (SLH), as the case may be.